John Hancock Variable Insurance Trust

Supplement dated June 26, 2014

to the Prospectus dated April 30, 2014

International Small Company Trust

The primary benchmark for the International Small Company Trust has been changed to the MSCI World ex U.S. Small Cap Index replacing the MSCI EAFE Small Cap Index. The table of "Average Annual Total Returns for Period Ended 12/31/2013" is amended and restated to reflect this change.

Average Annual Total Returns for Period Ended 12/31/2013

Average annual total returns (%)	1 Year	5 Years	Inception	Date of Inception
Series I	26.34	16.61	3.64	11/16/2009
Series II	26.02	16.41	3.52	11/16/2009
Series NAV	26.29	16.63	3.66	04/28/2006
MSCI World ex U.S. Small Cap Index*	25.99	18.88	3.75	04/28/2006
MSCI EAFE Small Cap Index	29.69	18.89	3.81	04/28/2006

*The primary benchmark of the fund has changed from the MSCI EAFE Small Cap Index to the MSCI World ex U.S. Small Cap Index in order to better reflect the universe of investment opportunities based on the fund's investment strategy. The fund has retained the MSCI EAFE Small Cap Index as the secondary benchmark to which the fund compares its performance.